SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

15.SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 31, 2023, the date that the financial statements were issued.

On March 10, 2023, the California Department of Financial Protection and Innovation closed Silicon Valley Bank (“SVB”) and appointed Federal Deposit Insurance Corporation (the “FDIC”) as receiver. On March 12, 2023, the Department of the Treasury, the Federal Reserve, and the FDIC jointly released a statement that depositors at SVB would have access to their funds, even those in excess of the standard FDIC insurance limits, under a systemic risk exception. As of March 10, 2023, the Company had a substantial majority of its cash and cash equivalents balance held at SVB. The Company regained access to its deposits at SVB on March 13, 2023, and under the instruction of its board of directors, the Company has transferred substantially all of such deposits previously held at SVB to its bank accounts with other larger national banks in the U.S. and other banks outside of the U.S., and do not anticipate any material impact on its financial condition or operations as a result of SVB’s circumstances.